ONGOING LITIGATION (Details) (CAD) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 06, 2014 Clifton Canadian Malartic Corporation Litigation	Feb. 06, 2012 Goldex mine item	Nov. 30, 2011 Goldex mine item	Jun. 30, 2014 Goldex Mine Ontario Claim	Apr. 12, 2012 Goldex Mine Claim 2 item	Jun. 30, 2014 Goldex Mine Claim 2	Jun. 06, 2014 Obligation to lend loan Clifton Canadian Malartic Corporation Litigation
Securities class action lawsuits
Number of putative class actions against entity			2
Number of complaints to be consolidated		2
Number of directors served with motion regarding Class Action					2
Damages sought	22.5			250.0		100.0	22.5
Maximum number of Quebec resident employees in entities on behalf of which the class action is pursued					50
Common shares issued for repayment of loan	6,961,538
Additional damages sought	222.0